UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08050

Exact name of registrant as specified in charter:	The Asia Tigers Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments – The Schedule of Investments for the three-month period ended January 31, 2018 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2018

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS - 97.5%
COMMON STOCKS - 90.8%
CHINA - 18.5%
184,500	Anhui Conch Cement Co. Ltd., H Shares(a)	Construction Materials - 2.0%	$1,012,321
544,000	Beijing Capital International Airport Co. Ltd., H Shares	Transportation Infrastructure - 1.6%	824,764
159,200	China Mobile Ltd.(a)	Wireless Telecommunication Services - 3.3%	1,676,438
346,000	China Resources Land Ltd.(a)	Real Estate Management & Development - 2.7%	1,377,060
1,118,000	PetroChina Co. Ltd., H Shares(a)	Oil, Gas & Consumable Fuels - 1.7%	882,333
66,500	Ping An Insurance Group Co. of China Ltd., H Shares(a)	Insurance - 1.5%	783,236
33,900	Tencent Holdings Ltd.(a)	Internet Software & Services - 4.0%	2,003,064
18,000	Yum China Holdings, Inc.	Hotels, Restaurants & Leisure - 1.7%	835,020

TOTAL CHINA			9,394,236

HONG KONG - 18.9%
170,000	AIA Group Ltd.(a)	Insurance - 2.9%	1,452,055
51,700	ASM Pacific Technology Ltd.(a)	Semiconductors & Semiconductor Equipment - 1.4%	704,180
34,300	Dairy Farm International Holdings Ltd.(a)	Food & Staples Retailing - 0.6%	291,050
299,000	Hang Lung Properties Ltd.(a)	Real Estate Management & Development - 1.6%	788,101
30,993	Hong Kong Exchanges & Clearing Ltd.(a)	Capital Markets - 2.3%	1,169,232
100,845	HSBC Holdings PLC(a)	Banks - 2.1%	1,077,372
54,900	Jardine Strategic Holdings Ltd.	Industrial Conglomerates - 4.3%	2,185,020
46,296	MTR Corp. Ltd.(a)	Road & Rail - 0.5%	264,770
862,500	Swire Pacific Ltd., Class B(a)	Real Estate Management & Development - 2.9%	1,478,154
48,600	Swire Properties Ltd.(a)	Real Estate Management & Development - 0.3%	170,144

TOTAL HONG KONG			9,580,078

INDIA - 13.9%
21,500	HDFC Bank Ltd.(a)	Banks - 1.3%	676,426
11,240	Hero MotoCorp Ltd.(a)	Automobiles - 1.3%	651,824
12,600	Hindustan Unilever Ltd.	Household Products - 0.5%	270,468
59,308	Housing Development Finance Corp. Ltd.(a)	Thrifts & Mortgage Finance - 3.6%	1,821,935
235,635	ITC Ltd.	Tobacco - 2.0%	1,005,280
30,500	Kotak Mahindra Bank Ltd.(a)	Banks - 1.1%	530,991
17,971	Tata Consultancy Services Ltd.(a)	Information Technology Services - 1.7%	877,657
17,500	UltraTech Cement Ltd.(a)	Construction Materials - 2.4%	1,202,532

TOTAL INDIA			7,037,113

See Notes to Portfolio of Investments.

The Asia Tigers Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2018

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS (continued)
COMMON STOCKS (continued)
INDONESIA - 4.9%
793,500	Astra International Tbk PT(a)	Automobiles - 1.0%	$503,245
807,600	Bank Central Asia Tbk PT(a)	Banks - 2.7%	1,371,127
152,000	Unilever Indonesia Tbk PT	Household Products - 1.2%	617,605

TOTAL INDONESIA			2,491,977

MALAYSIA - 1.2%
105,200	Public Bank Bhd	Banks - 1.2%	593,239
PHILIPPINES - 4.3%
28,000	Ayala Corp.(a)	Diversified Financial Services - 1.1%	573,198
870,000	Ayala Land, Inc.	Real Estate Management & Development - 1.5%	750,439
380,428	Bank of the Philippine Islands(a)	Banks - 1.7%	883,430

TOTAL PHILIPPINES			2,207,067

REPUBLIC OF SOUTH KOREA - 3.9%
1,878	Amorepacific Group	Personal Products - 0.5%	249,732
1,980	E-MART, Inc.(a)	Food & Staples Retailing - 1.1%	537,995
660	LG Chem Ltd.(a)	Chemicals - 0.5%	266,950
1,093	NAVER Corp.(a)	Internet Software & Services - 1.8%	931,028

TOTAL REPUBLIC OF SOUTH KOREA			1,985,705

SINGAPORE - 14.4%
140,500	City Developments Ltd.(a)	Real Estate Management & Development - 2.8%	1,416,015
54,079	DBS Group Holdings Ltd.(a)	Banks - 2.1%	1,085,425
170,400	Keppel Corp. Ltd.(a)	Industrial Conglomerates - 2.2%	1,122,038
391	Keppel REIT	Equity Real Estate Investment Trusts (REIT) - —%	384
169,496	Oversea-Chinese Banking Corp. Ltd.(a)	Banks - 3.3%	1,666,455
196,800	Singapore Technologies Engineering Ltd.(a)	Aerospace & Defense - 1.0%	504,905
347,500	Singapore Telecommunications Ltd.(a)	Diversified Telecommunication Services - 1.8%	937,586
28,870	United Overseas Bank Ltd.(a)	Banks - 1.2%	602,601

TOTAL SINGAPORE			7,335,409

TAIWAN - 5.9%
157,000	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services - 1.2%	600,624
271,583	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment - 4.7%	2,376,136

TOTAL TAIWAN			2,976,760

See Notes to Portfolio of Investments.

The Asia Tigers Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2018

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS (continued)
COMMON STOCKS (continued)
THAILAND - 3.4%
487,900	Bangkok Dusit Medical Services PCL, Foreign Shares(a)	Health Care Providers & Services - 0.7%	$336,483
87,900	Siam Cement PCL (The), Foreign Shares(a)	Construction Materials - 2.7%	1,378,933

TOTAL THAILAND			1,715,416

UNITED KINGDOM - 1.5%
64,058	Standard Chartered PLC(a)(b)	Banks - 1.5%	745,330

Total Common Stocks			46,062,330

PREFERRED STOCKS - 6.7%
REPUBLIC OF SOUTH KOREA - 6.7%
1,989	Amorepacific Corp., Preferred Shares	Personal Products - 0.6%	289,638
1,562	Samsung Electronics Co. Ltd., Preferred Shares(a)	Technology Hardware, Storage & Peripherals - 6.1%	3,087,070

TOTAL REPUBLIC OF SOUTH KOREA			3,376,708

Total Preferred Stocks			3,376,708

Total Long-Term Investments - 97.5% (cost $34,392,046)			49,439,038

Shares	Description		Value (US$)
SHORT-TERM INVESTMENT - 2.1%
UNITED STATES - 2.1%
1,056,287	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(c)		1,056,287

Total Short-Term Investment - 2.1% (cost $1,056,287)			1,056,287

Total Investments - 99.6% (cost $35,448,333)			50,495,325

Other Assets in Excess of Liabilities - 0.4%			220,309

Net Assets - 100.0%			$50,715,634

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuiation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)	Non-income producing security.

(c)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

PLC	-	Public Limited Company

REIT	-	Real Estate Investment Trust

See Notes to Portfolio of Investments.

The Asia Tigers Fund, Inc.

Notes to Portfolio of Investments (unaudited)

January 31, 2018

Summary of Significant Accounting Policies

a.	Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective to maintain a $1.00 per share net asset value, and which objective is not guaranteed. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable, the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or 3 depending on the nature of the inputs. The three-level hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments;

The Asia Tigers Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2018

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1-Quoted Prices ($)	Level 2-Other Significant Observable Inputs ($)	Level 3-Significant Unobservable Inputs ($)	Total ($)

Investments, at Value
Investments in Securities
Common Stocks	8,965,033	37,097,297	—	46,062,330
Preferred Stocks	289,638	3,087,070	—	3,376,708
Short-Term Investment	1,056,287	—	—	1,056,287

	10,310,958	40,184,367	—	50,495,325

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2. During the period ended January 31, 2018, the security issued by Bank of the Philippine Islands transferred from Level 1 to Level 2 at the value of $883,430 because a valuation factor was applied at January 31, 2018. Securities issued by Amorepacific Group, Ayala Land, Inc., Beijing Capital International Airport Co. Ltd., H Shares, Hindustan Unilever Ltd., ITC Ltd., Jardine Strategic Holdings Ltd. and Public Bank Bhd, transferred from Level 2 to Level 1 at the values of $249,732, $750,439, $824,764, $270,468, $1,005,280, $2,185,020 and $593,239, respectively, because the securities could be valued without the application of a valuation factor at January 31, 2018. For the period ended January 31, 2018, there were no significant changes to the fair valuation methodologies. There were no Level 3 investments held at the beginning of the year.

The Asia Tigers Fund, Inc.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Asia Tigers Fund, Inc.

BY:	/s/ Alan Goodson
Alan Goodson Principal Executive Officer

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY:	/s/ Alan Goodson
Alan Goodson Principal Executive Officer

Date: March 29, 2018

BY:	/s/ Andrea Melia
Andrea Melia Principal Financial Officer

Date: March 29, 2018